SCHEDULE OF BANK BORROWINGS (Details) (Parenthetical)																		1 Months Ended		12 Months Ended
		Jun. 10, 2026 USD ($)	Apr. 22, 2026	Feb. 26, 2026	Feb. 25, 2026 USD ($)	Nov. 20, 2025 USD ($)	Nov. 11, 2025 USD ($)	Jun. 11, 2025 USD ($)	Jun. 10, 2025 USD ($)	May 29, 2025 USD ($)	May 06, 2025 USD ($)	Mar. 03, 2025 USD ($)	Mar. 21, 2024 USD ($)	Mar. 20, 2024 USD ($)	Mar. 19, 2024 USD ($)	Mar. 18, 2024 USD ($)	Dec. 30, 2021 USD ($)	Aug. 31, 2025	Aug. 30, 2025	Feb. 26, 2026	Jul. 06, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 10, 2026 CNY (¥)	Mar. 02, 2026 USD ($)	Mar. 02, 2026 CNY (¥)	Feb. 25, 2026 CNY (¥)	Nov. 20, 2025 CNY (¥)	Nov. 11, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 11, 2025 CNY (¥)	Jun. 10, 2025 CNY (¥)	May 29, 2025 CNY (¥)	May 06, 2025 CNY (¥)	Mar. 03, 2025 CNY (¥)	Mar. 21, 2024 CNY (¥)	Mar. 20, 2024 CNY (¥)	Mar. 19, 2024 CNY (¥)	Mar. 18, 2024 CNY (¥)	Dec. 30, 2021 CNY (¥)
Jiangsu Suzhou Rural Commercial Bank Co Ltd One [Member]
Short-Term Debt [Line Items]
Annual Interest Rate																		2.95%
Jiangsu Suzhou Rural Commercial Bank Co Ltd Two [Member]
Short-Term Debt [Line Items]
Annual Interest Rate																		2.95%
Jiangsu Suzhou Rural Commercial Bank Co Ltd Four [Member]
Short-Term Debt [Line Items]
Annual Interest Rate																		2.95%
Jiangsu Suzhou Rural Commercial Bank Co Ltd Five [Member]
Short-Term Debt [Line Items]
Annual Interest Rate																		2.95%
Jiangsu Suzhou Rural Commercial Bank Co Ltd Six [Member]
Short-Term Debt [Line Items]
Annual Interest Rate																		2.95%
Jiangsu Suzhou Rural Commercial Bank Co Ltd Seven [Member]
Short-Term Debt [Line Items]
Annual Interest Rate																		2.95%
Jiangyin Rural Commercial Bank [Member]
Short-Term Debt [Line Items]
Annual Interest Rate					3.50%
Jiangyin Rural Commercial Bank Three [Member]
Short-Term Debt [Line Items]
Annual Interest Rate																				3.50%
Jiangyin Rural Commercial Bank Four [Member]
Short-Term Debt [Line Items]
Annual Interest Rate			3.50%
Suzhou Deji [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																$ 212,894	$ 308,329																							¥ 1,450,000	¥ 2,100,000
Debt instrument maturity date																	Mar. 18, 2027
Jiangsu Suzhou Rural Commercial Bank Co Ltd [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																	$ 4,070,000.00																								27,700,000
Loans Payable [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																						$ 11,848,654	¥ 80,700,000							$ 10,574,694	¥ 75,700,000
Loans Payable [Member] | Jiangsu Suzhou Rural Commercial Bank Co Ltd [Member]
Short-Term Debt [Line Items]
Debt instrument face amount	[1]																						1,450,000								1,450,000
Annual Interest Rate																3.50%			2.95%
Loans Payable [Member] | Jiangsu Suzhou Rural Commercial Bank Co Ltd One [Member]
Short-Term Debt [Line Items]
Debt instrument face amount	[2]																						5,500,000								5,500,000
Annual Interest Rate															3.50%
Loans Payable [Member] | Jiangsu Suzhou Rural Commercial Bank Co Ltd Two [Member]
Short-Term Debt [Line Items]
Debt instrument face amount	[3]																						5,250,000								5,250,000
Annual Interest Rate															3.50%
Loans Payable [Member] | Jiangsu Suzhou Rural Commercial Bank Co Ltd Three [Member]
Short-Term Debt [Line Items]
Debt instrument face amount	[4]																														5,000,000
Annual Interest Rate														3.80%
Loans Payable [Member] | Jiangsu Suzhou Rural Commercial Bank Co Ltd Four [Member]
Short-Term Debt [Line Items]
Debt instrument face amount	[5]																						450,000								450,000
Annual Interest Rate													3.80%
Loans Payable [Member] | Jiangsu Suzhou Rural Commercial Bank Co Ltd Five [Member]
Short-Term Debt [Line Items]
Debt instrument face amount	[6]																						750,000								750,000
Annual Interest Rate													3.80%
Loans Payable [Member] | Jiangsu Suzhou Rural Commercial Bank Co Ltd Six [Member]
Short-Term Debt [Line Items]
Debt instrument face amount	[7]																						3,600,000								3,600,000
Annual Interest Rate													3.50%
Loans Payable [Member] | Jiangsu Suzhou Rural Commercial Bank Co Ltd Seven [Member]
Short-Term Debt [Line Items]
Debt instrument face amount	[8]																						5,000,000								5,000,000
Annual Interest Rate													3.50%
Loans Payable [Member] | Jiangyin Rural Commercial Bank [Member]
Short-Term Debt [Line Items]
Debt instrument face amount	[9]																						10,000,000								10,000,000
Annual Interest Rate							2.80%					3.65%
Loans Payable [Member] | China Merchants Bank Co Ltd [Member]
Short-Term Debt [Line Items]
Debt instrument face amount	[10]																														2,700,000
Annual Interest Rate							2.80%		4.48%
Loans Payable [Member] | Jiangsu Bank Co Ltd [Member]
Short-Term Debt [Line Items]
Debt instrument face amount	[11]																						3,000,000								3,000,000
Annual Interest Rate										3.50%
Loans Payable [Member] | Jiangsu Bank Co Ltd One [Member]
Short-Term Debt [Line Items]
Debt instrument face amount	[12]																														1,000,000
Annual Interest Rate								3.10%
Loans Payable [Member] | Jiangsu Bank Co Ltd Two [Member]
Short-Term Debt [Line Items]
Debt instrument face amount	[13]																														4,000,000
Annual Interest Rate								3.10%
Loans Payable [Member] | China Merchants Bank Co Ltd One [Member]
Short-Term Debt [Line Items]
Debt instrument face amount	[14]																						2,700,000
Annual Interest Rate						4.48%
Loans Payable [Member] | Jiangsu Bank Co Ltd Three [Member]
Short-Term Debt [Line Items]
Debt instrument face amount	[15]																						1,000,000								1,000,000
Annual Interest Rate		2.90%
Loans Payable [Member] | Jiangsu Bank Co Ltd Four [Member]
Short-Term Debt [Line Items]
Debt instrument face amount	[16]																						4,000,000								4,000,000
Annual Interest Rate									2.90%
Loans Payable [Member] | Jiangyin Rural Commercial Bank Three [Member]
Short-Term Debt [Line Items]
Debt instrument face amount	[17]																						10,000,000								10,000,000
Annual Interest Rate												3.65%
Loans Payable [Member] | Jiangyin Rural Commercial Bank Four [Member]
Short-Term Debt [Line Items]
Debt instrument face amount	[18]																						18,000,000								18,000,000
Annual Interest Rate											3.65%
Loans Payable [Member] | Jiangyin Rural Commercial Bank Five [Member]
Short-Term Debt [Line Items]
Debt instrument face amount	[19]																						¥ 5,000,000
Annual Interest Rate					3.50%
Suzhou Deji One [Member]
Short-Term Debt [Line Items]
Debt instrument face amount															$ 807,529		$ 308,329																						¥ 5,500,000		2,100,000
Debt instrument maturity date																	Mar. 19, 2027
Jiangsu Suzhou Rural Commercial Bank Co Ltd One [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																	$ 4,070,000.00																								27,700,000
Suzhou Deji Two [Member]
Short-Term Debt [Line Items]
Debt instrument face amount															$ 770,823		$ 308,329																						¥ 5,250,000		2,100,000
Debt instrument maturity date																	Mar. 19, 2027
Jiangsu Suzhou Rural Commercial Bank Co Ltd Two [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																	$ 4,070,000.00																								27,700,000
Suzhou Deji Three [Member]
Short-Term Debt [Line Items]
Debt instrument face amount														$ 734,117			308,329																					¥ 5,000,000			2,100,000
Jiangsu Suzhou Rural Commercial Bank Co Ltd Three [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																	4,070,000.00																								27,700,000
Suzhou Deji Four [Member]
Short-Term Debt [Line Items]
Debt instrument face amount													$ 66,071				$ 308,329																				¥ 450,000				2,100,000
Debt instrument maturity date																	Mar. 20, 2027
Jiangsu Suzhou Rural Commercial Bank Co Ltd Four [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																	$ 4,070,000.00																								27,700,000
Suzhou Deji Five [Member]
Short-Term Debt [Line Items]
Debt instrument face amount													110,118				$ 308,329																				750,000				2,100,000
Debt instrument maturity date																	Mar. 20, 2027
Jiangsu Suzhou Rural Commercial Bank Co Ltd Five [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																	$ 4,070,000.00																								27,700,000
Suzhou Deji Six [Member]
Short-Term Debt [Line Items]
Debt instrument face amount													528,565				$ 308,329																				3,600,000				2,100,000
Debt instrument maturity date																	Mar. 20, 2027
Jiangsu Suzhou Rural Commercial Bank Co Ltd Six [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																	$ 4,070,000.00																								27,700,000
Suzhou Deji Seven [Member]
Short-Term Debt [Line Items]
Debt instrument face amount													$ 734,117				$ 308,329																				¥ 5,000,000				2,100,000
Debt instrument maturity date																	Mar. 20, 2027
Jiangsu Suzhou Rural Commercial Bank Co Ltd Seven [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																																									¥ 27,700,000
Jiangsu Suzhou Rural Commercial Bank Eight [Member]
Short-Term Debt [Line Items]
Debt instrument face amount | $																	$ 4,070,000.00
Jiangsu Suzhou Rural Commercial Bank One [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date							Nov. 11, 2026
Working capital loan							$ 587,294																						¥ 4,000,000
Jiangsu Suzhou Rural Commercial Bank [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date							Nov. 17, 2026
Working capital loan							$ 146,823																						¥ 1,000,000
Jiangyin Rural Commercial Bank [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date					Feb. 24, 2027							Mar. 02, 2026
Working capital loan												$ 1,468,235																								¥ 10,000,000
China Merchants Bank Co Ltd [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date									Jun. 10, 2026
Working capital loan									$ 396,423																								¥ 2,700,000
Jiangsu Bank Co Ltd [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date										May 28, 2026
Working capital loan										$ 440,470																								¥ 3,000,000
Jiangsu Bank Co Ltd One [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date								Jun. 10, 2026
Working capital loan								$ 146,823																								¥ 1,000,000
Jiangsu Bank Co Ltd Two [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date								Jun. 10, 2026
Working capital loan								$ 587,294																								¥ 4,000,000
China Merchants Bank Co Ltd One [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date						Sep. 28, 2026
Working capital loan						$ 396,423																						¥ 2,700,000
Jiangsu Bank Co Ltd Three [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date		Jun. 09, 2027
Working capital loan		$ 146,823																						¥ 1,000,000
Jiangsu Bank Co Ltd Four [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date		Jun. 09, 2027
Working capital loan		$ 587,294																						¥ 4,000,000
Jiangyin Rural Commercial Bank Three [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date												Mar. 02, 2026
Working capital loan												$ 1,468,235																								¥ 10,000,000
Debt instrument maturity date, description				February 25, 2027
Jiangyin Rural Commercial Bank Four [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date			Apr. 21, 2027									May 05, 2026
Working capital loan											$ 2,642,823																								¥ 18,000,000
Jiangyin Rural Commercial Bank Five [Member]
Short-Term Debt [Line Items]
Working capital loan					$ 734,117																						¥ 5,000,000
Wuxi Li Bang [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																					¥ 2,100,000
Working capital loan																									$ 734,117	¥ 5,000,000

[1]	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB 2.1 million ($308,329) and RMB 27.7 million (approximately $4.07 million) with Jiangsu Suzhou Rural Commercial Bank for ten years to finance its working capital requirements. Suzhou Deji drew RMB1.45 million ($212,894) on March 18, 2024 with interest at 3.5%. The loan matures on March 18, 2027, and the principal is repayable in a single lump sum upon maturity. In August 2025, the borrowing rate was adjusted to 2.95%, and interest thereafter is calculated at the new rate.
[2]	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB 2.1 million ($308,329) and RMB 27.7 million (approximately $4.07 million) with Jiangsu Suzhou Rural Commercial Bank for ten years to finance its working capital requirements. Suzhou Deji drew RMB5.50 million ($ 807,529) on March 19, 2024 with interest at 3.5%. The loan matures on March 19, 2027, and the principal is repayable in a single lump sum upon maturity. In August 2025, the borrowing rate was adjusted to 2.95%, and interest thereafter is calculated at the new rate.
[3]	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB 2.1 million ( $308,329) and RMB 27.7 million (approximately $4.07 million) with Jiangsu Suzhou Rural Commercial Bank for ten years to finance its working capital requirements. Suzhou Deji drew RMB5.25 million ($770,823) on March 19, 2024 with interest at 3.5%. The loan matures on March 19, 2027, and the principal is repayable in a single lump sum upon maturity. In August 2025, the borrowing rate was adjusted to 2.95%, and interest thereafter is calculated at the new rate.
[4]	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB 2.1 million ($308,329) and RMB 27.7 million (approximately $4.07 million) with Jiangsu Suzhou Rural Commercial Bank for ten years to finance its working capital requirements. Suzhou Deji drew RMB5 million ($734,117) on March 20, 2024 with interest at 3.8%. The loan was repaid in full on July 1, 2025.
[5]	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB 2.1 million ($308,329) and RMB 27.7 million (approximately $4.07 million) with Jiangsu Suzhou Rural Commercial Bank for ten years to finance its working capital requirements. Suzhou Deji drew RMB 0.45 million ($66,071) on March 21, 2024 with interest at 3.8%. The loan matures on March 20, 2027, and the principal is repayable in a single lump sum upon maturity. In August 2025, the borrowing rate was adjusted to 2.95%, and interest thereafter is calculated at the new rate.
[6]	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB 2.1 million ($308,329) and RMB 27.7 million (approximately $4.07 million) with Jiangsu Suzhou Rural Commercial Bank for ten years to finance its working capital requirements. Suzhou Deji drew RMB 0.75 million ($110,118) on March 21, 2024 with interest at 3.8%. The loan matures on March 20, 2027, and the principal is repayable in a single lump sum upon maturity. In August 2025, the borrowing rate was adjusted to 2.95%, and interest thereafter is calculated at the new rate.
[7]	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB 2.1 million ($308,329) and RMB 27.7 million (approximately $4.07 million) with Jiangsu Suzhou Rural Commercial Bank for ten years to finance its working capital requirements. Suzhou Deji drew RMB 3.6 million ($528,565) on March 21, 2024 with interest at 3.5%. The loan matures on March 20, 2027, and the principal is repayable in a single lump sum upon maturity. In August 2025, the borrowing rate was adjusted to 2.95%, and interest thereafter is calculated at the new rate.
[8]	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB2.1 million ($308,329) and RMB27.7 million (approximately $4.07 million) with Jiangsu Suzhou Rural Commercial Bank to finance its working capital requirements. Suzhou Deji drew RMB 5 million ($734,117) on March 21, 2024 with interest at 3.5%. The loan matures on March 20, 2027, and the principal is repayable in a single lump sum upon maturity. In August 2025, the borrowing rate was adjusted to 2.95%, and interest thereafter is calculated at the new rate.
[9]	On March 3, 2025, Li Bang Kitchen Appliance obtained a working capital loan of RMB10 million ($1,468,235) from Jiangyin Rural Commercial Bank with an interest rate of 3.65% and a maturity date of March 2, 2026. The loan was guaranteed by Mr. Feng Huang and Ms. Funa Li. On February 25,2026, Li Bang Kitchen entered into a non-principal repayment loan renewal agreement with Jiangyin Rural Commercial Bank, and the renewed loan matures on February 24, 2027, with a newly interest rate of 3.5%.
[10]	On June 10, 2025, Li Bang Kitchen Appliance obtained a working capital loan of RMB2.7 million ($396,423) from China Merchants Bank Co., Ltd. with an interest rate of 4.48% and a maturity date of June 10, 2026. The loan was fully repaid August 21, 2025.
[11]	On May 29, 2025, Li Bang Kitchen Appliance obtained a working capital loan of RMB 3 million ($440,470) from Jiangsu Bank Co., Ltd., with an interest rate of 3.50% and a maturity date of May 28, 2026. The loan was collateralized by real estate, land use rights and patents. On May 14,2026, Li Bang Kitchen entered into a non-principal repayment loan renewal agreement with Jiangsu Bank Co., Ltd., and the renewed loan matures on May 27, 2027.
[12]	On June 11, 2025, Li Bang Kitchen Appliance obtained a working capital loan of RMB 1 million ($ 146,823) from Jiangsu Bank Co., Ltd., with an interest rate of 3.10% and a maturity date of June 10, 2026. The loan was collateralized by real estate, land use rights and patents. The loan was fully repaid on June 10, 2026.
[13]	On June 11, 2025, Li Bang Kitchen Appliance obtained a working capital loan of RMB 4 million ($ 587,294) from Jiangsu Bank Co., Ltd. with an interest rate of 3.10% and a maturity date of June 10, 2026. The loan was guaranteed by Mr. Feng Huang and collateralized by real estate and land use rights. The loan was fully repaid on June 10, 2026.
[14]	On November 20, 2025, Li Bang Kitchen Appliance obtained a working capital loan of RMB2.7 million ($396,423) from China Merchants Bank Co., Ltd. with an interest rate of 4.48% and a maturity date of September 28, 2026. The loan was fully repaid on September 21, 2026.
[15]	On June 10, 2026, Li Bang Kitchen Appliance obtained a working capital loan of RMB 1 million ($ 146,823) from Jiangsu Bank Co., Ltd., with an interest rate of 2.90% and a maturity date of June 9, 2027. The loan was collateralized by real estate, land use rights and patents. The principal is repayable in a single lump sum upon maturity.
[16]	On June 10, 2026, Li Bang Kitchen Appliance obtained a working capital loan of RMB 4 million ($ 587,294) from Jiangsu Bank Co., Ltd., with an interest rate of 2.90% and a maturity date of June 9, 2027. The loan was guaranteed by Mr. Feng Huang and collateralized by real estate and land use rights. The principal is repayable in a single lump sum upon maturity.
[17]	On March 3, 2025, Wuxi Libang obtained a working capital loan of RMB 10 million ($1,468,235) from Jiangyin Rural Commercial Bank with an interest rate of 3.65%, and due on March 2, 2026. The loan was guaranteed by Mr. Feng Huang and Ms. Funa Li. On February 26,2026, Wuxi Libang entered into a non-principal repayment loan renewal agreement with Jiangyin Rural Commercial Bank, and the renewed loan will mature on February 25, 2027, with a newly interest rate of 3.50%.
[18]	On May 6, 2025, Wuxi Libang obtained a working capital loan of RMB 18 million ($2,642,823) from Jiangyin Rural Commercial Bank with an interest rate of 3.65%, and due on May 5, 2026. The loan is collateralized under maximum-amount mortgage agreement with Jiangsu Rural Commercial Bank, supported by Mr. Feng Huang guarantee. On April 22,2026, Wuxi Libang entered into a non-principal repayment loan renewal agreement with Jiangyin Rural Commercial Bank, and the renewed loan will mature on April 21, 2027, with a newly interest rate of 3.50%.
[19]	On February 25, 2026, Wuxi Li Bang entered into a credit facility of RMB 5 million ($734,117) with Jiangyin Rural Commercial Bank to finance its working capital requirements, with an interest rate of 3.50% and a term of one year, Wuxi Li Bang drew down RMB 5 million ($734,117) on March 2, 2026.